Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	$ (14,386)	¥ (97,605)	¥ (27,076)
Income tax benefit computed at the applicable statutory tax rate of 25%	(3,596)	(24,401)	(6,769)
The effect of different tax rates	314	2,128	111
Change in valuation allowance	3,283	22,273	6,984
Income tax expenses			¥ 326